Employee Benfits Expenses	12 Months Ended
Mar. 31, 2025
Employee Benfits Expenses [Abstract]
EMPLOYEE BENFITS EXPENSES

7. EMPLOYEE BENFITS EXPENSES

All eligible employees of the Group are entitled to MPF. The Group is required to make contributions to the fund and accrues these benefits based on certain percentages of the qualified employees’ salaries. The Group recorded employee benefit expenses of approximately US$37,769,000, US$30,384,000 and US$19,264,000 for the fiscal years ended March 31, 2025, 2024 and 2023, respectively.